Statutory Information	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
STATUTORY INFORMATION
STATUTORY INFORMATION
The Company prepares an Annual Statement on the basis of statutory accounting principles (“SAP”) prescribed or permitted by the New York State Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.
The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; 9) the criteria for obtaining reinsurance accounting treatment, as well as presentation of reinsurance, is different under SAP than under GAAP; and 10) deferred gains on the sale of reinsurance are recognized as a surplus under SAP and as a liability under GAAP.

Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Stockholder's Equity
	2018	2017	2016	2018	2017
Based on statutory accounting principles	$5.0	$6.3	$22.0	$48.2	$52.7
Deferred and uncollected premiums	—	—	76.4	—	—
Policy and claim reserves	—	0.4	(71.0)	—	—
Investment valuation difference	(0.1)	—	0.1	1.9	3.5
Commissions and fees	—	—	(20.1)	—	—
Deferred taxes	(0.1)	(1.8)	1.7	—	(0.2)
Deferred gain on disposal of businesses and gains on disposal of businesses	(2.6)	(2.0)	13.4	(1.5)	(2.3)
Other differences	(0.2)	—	(1.0)	0.7	0.7
Based on generally accepted accounting principles	$2.0	$2.9	$21.5	$49.3	$54.4

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid ordinary cash dividends of $6.0 million during the year ended December 31, 2018. No extraordinary dividends were declared and paid in 2018. The Company declared and paid ordinary cash dividends of $15.8 million during the year ended December 31, 2017. No extraordinary dividends were declared and paid in 2017. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the lesser of 10% of the insurer’s surplus as regards to policyholders on December 31 of the preceding year, or the net gain from operations, or exceeds 30 percent of its surplus to policyholders. Dividends may only be paid out of earned surplus. The Company has the ability, under state regulatory requirements, to dividend up to $4.9 million to the Parent in 2019 without permission from New York regulators. Future regulatory actions may restrict our ability to pay dividends.
State regulators require insurance companies to meet minimum capitalization standards designed to ensure that they can fulfill obligations to policyholders. Minimum capital requirements are expressed as a ratio of a company’s total adjusted capital (“TAC”) to its RBC (the “RBC Ratio”). TAC is equal to statutory surplus adjusted to exclude certain statutory liabilities. RBC is calculated by applying specified factors to various asset, premium, expense, liability, and reserve items.
Generally, if a company's RBC Ratio is below 100% (the "Authorized Control Level"), the insurance commissioner of the company's state of domicile is authorized to take control of the company, to protect the interests of policyholders. If the RBC Ratio is greater than 100%, but less than 200% (the “Company Action Level”), the company must submit a RBC plan to the commissioner of the state of domicile. Corrective actions may also be required if the RBC Ratio is greater than the Company Action Level but the company fails certain trend tests.
As of December 31, 2018, the TAC of the Company exceeded the Company Action Level and no trend tests that would require regulatory action were violated. As of December 31, 2018, the TAC of the Company subject to RBC requirements was $48.4 million, and the corresponding Authorized Control Level was $2.2 million.